Note 33 (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2023	2022	2021
Loan commitments given	7.2.2	152,868	136,920	119,618
Of which: impaired		165	177	171
Central banks		—	—	—
General governments		3,115	3,031	3,483
Credit institutions		15,595	15,407	16,085
Other financial corporations		7,063	5,895	4,583
Non-financial corporations		71,303	68,120	59,475
Households		55,791	44,467	35,991
Financial guarantees given	7.2.2	18,839	16,511	11,720
Of which: impaired (1)		229	281	245
Central banks		—	—	—
General governments		74	96	162
Credit institutions		978	475	312
Other financial corporations		2,177	1,263	1,026
Non-financial corporations		15,460	14,541	10,039
Households		150	135	181
Other commitments given	7.2.2	42,577	39,137	34,604
Of which: impaired (1)		636	689	541
Central banks		—	—	2
General governments		327	215	212
Credit institutions		3,607	4,134	4,266
Other financial corporations		1,837	1,758	1,753
Non-financial corporations		36,681	32,858	28,224
Households		125	171	147
Total	7.2.2	214,283	192,568	165,941
(1) Non-performing financial guarantees given amounted to €865, €970, and €786 million, respectively, as of December 31, 2023, 2022 and 2021.